ANNUAL REPORT
DECEMBER 31, 2001

PRUDENTIAL
Tax-Free Money Fund, Inc.

FUND TYPE
Money market

OBJECTIVE
The highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.


Prudential Financial is a service mark of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

(Logo) Prudential Financial

Prudential Tax-Free Money Fund, Inc.

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Tax-Free Money Fund, Inc. (the Fund) seeks the highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital. The Fund invests in a diversified portfolio of high-quality, short-term municipal bonds issued by state and local governments, territories and possessions of the United States, and the District of Columbia. Maturities can range from one day to a maximum of 13 months. There can be no assurance that the Fund will achieve its investment objective.

(Line Graph) Money Market Fund Yield Comparison
                                       www.PruFN.com       (800) 225-1852

Annual Report     December 31, 2001

Fund Facts                        As of 12/31/01

                                          7-Day       Net Asset    Weighted Avg.     Net Assets
                                      Current Yield  Value (NAV)    Mat. (WAM)       (Millions)
Prudential Tax-Free Money Fund, Inc.       1.14%        $1.00         68 Days           $168
iMoneyNet, Inc.
Tax-Free National Retail Avg.*             1.30%        $1.00         39 Days            N/A

Taxable Equivalent Yield**        As of 12/31/01

                                                    Tax Brackets
                                           @31%          @36%       @39.1%
Prudential Tax-Free Money Fund, Inc.       1.65%         1.78%      1.87%
iMoneyNet, Inc.
Tax-Free National Retail Avg.*             1.88%         2.03%      2.13%

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

*iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Mondays. This is the data for all funds in the iMoneyNet, Inc. Tax-Free National Retail Average category as of December 31, 2001, the end of our reporting period.

**Some investors may be subject to the federal alternative minimum tax (AMT).


(Line Graph) Weighted Average Maturity Comparison

(Logo) Prudential Financial                February 7, 2002

DEAR SHAREHOLDER,
The year 2001 was an extraordinary period in the money markets. Total assets in U.S. money market funds (including funds that invest in either taxable or tax-exempt securities) soared well above $2 trillion, according to industry data. At the same time, money market yields declined sharply as the Federal Reserve (the Fed) engineered its most aggressive easing campaign in decades to reverse an economic downturn in the United States. In such an uncertain economic environment, it is not surprising that many investors sought the comparative safety provided by money market funds.

The primary challenge for the Prudential Tax-Free Money
Fund's management team was to lock in higher yields on money market securities with longer maturities in advance of the Fed's repeated reductions in short-term interest rates. The discussion that follows explains the team's investment strategy in detail.

The Prudential Tax-Free Money Fund's seven-day current yield was 1.14% on December 31, 2001, the equivalent of a 1.87% taxable yield for investors in the top 39.1% tax bracket. The Fund maintained a $1 net asset value per share.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,


David R. Odenath, Jr., President
Prudential Tax-Free Money Fund, Inc.

Prudential Tax-Free Money Fund, Inc.

Annual Report     December 31, 2001

INVESTMENT ADVISER'S REPORT

INVESTING IN A FALLING-INTEREST-RATE ENVIRONMENT
A sharp decline in municipal money market yields drove our investment strategy in 2001. This trend persisted throughout the year as the Fed waged one of its most aggressive campaigns in decades to ease monetary policy. It reduced short-term interest rates 11 times, pushing them below 2% for the first time in 40 years. By sharply lowering borrowing costs for businesses and consumers, the Fed hoped to set the stage for an economic recovery in the United States where the economy had slid into a recession for the first time in 10 years.

In a falling-interest-rate environment, the most effective approach is to position a portfolio's weighted average maturity
(WAM) longer than average. (WAM measures a portfolio's sensitivity to changes in the level of interest rates. It considers the maturity and quantity of each security held in a portfolio.) Having a longer than average WAM helps a portfolio's yield remain higher for a longer period of time as municipal money market yields decline.

We employed this strategy throughout the year. For example, we lengthened the Fund's WAM in early February
2001 by purchasing tax-exempt commercial paper that matured in 90 days, bonds that gave us the option to sell them back to their issuer in one year at our purchase price, and prerefunded bonds maturing in one year or less. (These prerefunded bonds were backed by direct obligations of the U.S. Treasury.)

To maintain the longer than average WAM, in March 2001 we purchased tax-exempt commercial paper that matured in 120 days, and escrowed to maturity bonds that mature in one year.
Interest and principal payments on these bonds are backed by U.S. Treasury securities that are held in an escrow account.

Prudential Tax-Free Money Fund, Inc.

Annual Report     December 31, 2001

TAX TIME AFFORDS GOOD INVESTMENT OPPORTUNITIES
Tax season in the municipal money market began as usual in late April and lasted through early May. During this time, tax-exempt money market yields temporarily spiked higher as portfolio managers sold securities to provide shareholders with cash to pay their taxes. Our strategy was to build up sufficient liquidity to meet tax-time outflows. Building up higher liquidity also provided us with the buying power to take advantage of attractive investment opportunities that occurred as selling pressure caused yields to rise. To that end, we purchased commercial paper that matured in 180 days, as well as securities with a semiannual tender option.

WEATHERING THE "JULY EFFECT"
The next major development in the municipal money market was the "July effect," which typically produces a dip in yields. Investors drove yields on securities lower (and their prices higher) as they rushed to reinvest cash from mid-year coupon payments, bond calls, and maturing securities. We prepared for the "July effect" by purchasing one-year prerefunded bonds in June to extend the Fund's
WAM. This strategy enabled us to avoid having to invest at unattractive levels when the "July effect" temporarily pushed yields lower.

By late August 2001, the Fed had eased monetary policy seven times, leaving some market participants wondering whether the central bank had nearly finished its round of rate cuts. This uncertainty about rates, combined with a heavy supply of newly issued securities in August and September, caused the decline in municipal money market yields to stall. The September 11 terrorist attacks on the United States further encouraged this wait-and-see attitude in the market. We, however, viewed the situation as a buying opportunity and locked in yields on Merrimack County, New Hampshire tax anticipation notes, that matured at the end of 2001 and prepared the Fund to meet year-end outflows.
We also purchased Boise, Idaho, Housing Authority notes that mature in April 2002, just in time for tax season. Finally, we invested in Cedar Springs, Michigan, State Aid notes that mature in one year.

                                       www.PruFN.com       (800) 225-1852

These purchases were well-timed since tax-exempt money market yields slid considerably lower later in the year.
The sharp decline in yields resumed as the Fed not only eased monetary policy at an intermeeting move in mid-
September, but continued to cut rates during its regularly scheduled meetings in October, November, and December.
Altogether, Fed policymakers reduced the federal funds rate
(the rate banks charge each other for overnight loans) a total of 4.75 percentage points in 2001, from 6.50% to 1.75%.

We began to build up liquidity again in November to meet anticipated year-end redemptions. For a brief interval in November, there was further speculation that the Fed might have finished its cycle of easing monetary policy. As yields hovered in a range, moving neither sharply lower nor higher, we invested in securities such as prerefunded bonds of Alaska Energy Authority that mature in eight months. These purchases prepared the Fund to ride out the "January effect," which is similar to the "July effect" as both produce a temporary drop in yields when investors hurry to reinvest monies received from matured securities, interest payments, and bond calls in the municipal money market.

LOOKING AHEAD
We expect the Fed's aggressive short-term rate cuts to revive economic growth in the United States during 2002.
Because the Fund is advantageously positioned, we can afford to adopt a wait-and-see attitude before employing any strategy to lengthen or shorten its WAM. Meanwhile, many state and local governments face budget shortfalls in 2002 due to declining tax revenues. This situation underscores the need to continue our conservative approach to selecting investments for the Fund.

Prudential Tax-Free Money Fund Management Team

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of December 31, 2001

                                     Moody's                               Principal
                                     Rating         Interest    Maturity   Amount        Value
Description (a)                      (Unaudited)    Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
Alaska  1.2%
Alaska Energy Auth. Util. Rev.,
 Ser. 92                             NR             6.75%       7/01/02    $    2,000(d) $    2,086,365
----------------------------------------------------------------------------------------
Arizona  1.2%
Maricopa Cnty. Uni. Sch. Dist.
 No. 48, Ser. 92                     NR             6.00        7/01/02         1,000(d)      1,029,078
Pima Cnty. Ind. Dev. Auth.
 Sngl. Fam. Mtge., A.M.T.            SP1+*          3.45        4/15/02         1,000         1,000,000
                                                                                         --------------
                                                                                              2,029,078
----------------------------------------------------------------------------------------
California  2.8%
Calif. St. Comm. Dev. Auth.
 Rev. Kaiser Perm. Ser. A            VMIG2          2.30        1/03/02         1,000         1,000,000
Santa Rosa Hsg. Auth. Rev.,
 Apple Creek Apts., Ser. 1612,
 A.N.N.M.T.                          A1+*           2.55        9/01/02         3,640         3,640,000
                                                                                         --------------
                                                                                              4,640,000
----------------------------------------------------------------------------------------
Colorado  1.7%
Denver City & Cnty. Airport
 Rev. Ser. A                         NR             7.25        11/15/02          750(d)        798,247
East Smoky Hill Met. Dist.
 Number 2, A.N.N.M.T.                A1*            2.00        12/01/02        2,000         2,000,000
                                                                                         --------------
                                                                                              2,798,247
----------------------------------------------------------------------------------------
District of Columbia  1.9%
Dist. Columbia Hsg. Fin. Agcy.
 Rev. Sngl. Fam. Mtge.,
 Ser. C, A.M.T.                      SP1+*          3.50        3/25/02         1,600         1,600,000
 Ser. 99, A.N.N.O.T.                 A1+*           1.87        12/01/02        1,550         1,550,000
                                                                                         --------------
                                                                                              3,150,000
----------------------------------------------------------------------------------------
Florida  5.9%
Florida Cap. Proj. Fin. Auth.
 Rev., Airport Proj.                 NR             4.25        6/01/02         1,000         1,005,455


    6                                      See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of December 31, 2001 Cont'd.

                                     Moody's                               Principal
                                     Rating         Interest    Maturity   Amount        Value
Description (a)                      (Unaudited)    Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
Orange Cnty. Hlth. Facs. Auth.
 Rev. Adventist Hlth. Sys.,
 F.S.A., F.R.W.D, Ser. 171           A1+*           1.81%       1/03/02    $    8,925    $    8,925,000
                                                                                         --------------
                                                                                              9,930,455
----------------------------------------------------------------------------------------
Georgia  2.3%
De Kalb Cnty. Hsg. Auth. Multi.
 Fam. Hsg. Rev., F.R.W.D.,
 A.M.T.                              A1*            1.91        1/03/02         1,310         1,310,000
Stephens Cnty. Dev. Auth. Ind.
 Dev. Rev., Caterpillar Inc.
 Proj., F.R.W.D., A.M.T.             P1             1.91        1/03/02         2,520         2,520,000
                                                                                         --------------
                                                                                              3,830,000
----------------------------------------------------------------------------------------
Idaho  1.8%
Boise Cnty. Hsg. Auth. Rev.,
 A.M.T.                              NR             2.35        4/01/02         3,000         3,000,000
----------------------------------------------------------------------------------------
Illinois  7.3%
Chicago Pub. Bldg. Comm. Bldg.
 Rev., Ser. 99C, F.G.I.C.            NR             5.00        2/01/02         1,000         1,001,356
Illinois Hlth. Fac. Auth. Rev.
 Resurrection Hlth. F.R.D.D.,
 Ser. 99A                            VMIG1          1.90        1/02/02         1,400         1,400,000
 Evanston Hosp. Corp. Prog.,
 Ser. 95                             VMIG1          2.55        1/31/02         5,000         5,000,000
 Servant Cor. Falcon II,
 A.M.T., F.R.W.D., Ser. 96A          A1+*           1.80        1/02/02         3,100         3,100,000
Illinois, Ser. A43, A.M.B.A.C.,
 F.R.W.D.                            VMIG1          1.71        1/02/02         1,695         1,695,000
                                                                                         --------------
                                                                                             12,196,356
----------------------------------------------------------------------------------------
Indiana  5.0%
Indiana Ed. Facs. Auth.,
 Wesleyan Univ., F.R.W.D., Ser.
 93                                  NR             1.80        1/03/02         3,700         3,700,000


    See Notes to Financial Statements                                      7

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of December 31, 2001 Cont'd.

                                     Moody's                               Principal
                                     Rating         Interest    Maturity   Amount        Value
Description (a)                      (Unaudited)    Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
Indiana Hlth. Fac. Fin. Auth.
 Hosp. Rev. Floyd Memorial
 Hosp. Proj.                         NR             6.63%       2/15/02    $    2,500(d) $    2,560,667
New Albany Floyd Cnty. Sch.
 Bldg. Corp., M.B.I.A.               NR             5.00        1/15/02         1,025         1,026,090
South Bend Econ. Dev. Rev.
 Dynamic R.E.H.C., Inc. Proj.,
 F.R.W.D., Ser. 99, A.M.T.           NR             1.95        1/02/02         1,145         1,145,000
                                                                                         --------------
                                                                                              8,431,757
----------------------------------------------------------------------------------------
Iowa  0.6%
Iowa Great Lakes San Dist.,
 Ser. 2001, A.M.B.A.C.               NR             4.20        6/01/02           500           502,219
Sioux City Water Rev. Ref.,
 Ser. 2001, M.B.I.A.                 NR             4.25        6/01/02           540           542,501
                                                                                         --------------
                                                                                              1,044,720
----------------------------------------------------------------------------------------
Kentucky  6.0%
Henderson Cnty. Rev., Hosp.
 Assoc. Hlth. Facs., F.R.W.D.,
 Ser. 2000A                          VMIG1          1.85        1/02/02         6,075         6,075,000
Kentucky Prop. & Bldgs. Comm.
 Rev. Proj. No. 55, M.B.I.A.         NR             4.50        9/01/02         1,000         1,016,402
Leitchfield Ind. Bldg. Rev.,
 Styline Inds. Inc. Proj.,
 F.R.W.D., A.M.T., Ser. 99           A1+*           1.75        1/03/02         3,000         3,000,000
                                                                                         --------------
                                                                                             10,091,402
----------------------------------------------------------------------------------------
Louisiana  7.6%
Jefferson Parish Sch. Brd.
 Sales and Use Tax Rev.,
 M.B.I.A., F.R.W.D., Ser. A38        VMIG1          1.71        1/02/02         3,760         3,760,000
Louisiana Hsg. Fin. Agcy. Sngl.
 Fam. Mtge. Rev., A.N.N.O.T.,
 A.M.T.                              NR             2.11        11/01/02          500           500,000
Louisiana Loc. Govt. Envir.
 Facs. Ln. Fin. Proj. Ser A,
 F.R.W.D.                            VMIG1          1.85        1/02/02         7,500         7,500,000

    8                                      See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of December 31, 2001 Cont'd.

                                     Moody's                               Principal
                                     Rating         Interest    Maturity   Amount        Value
Description (a)                      (Unaudited)    Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
Louisiana Pub. Facs. Auth. Rev.
 Loyala Univ. Proj., Ser. L5         NR             5.50%       10/01/02   $    1,000    $    1,021,200
                                                                                         --------------
                                                                                             12,781,200
----------------------------------------------------------------------------------------
Maine  2.9%
Lewiston Ind. Dev. Rev.,
 Diamond Tpke. Assoc.,
 F.R.W.D., A.M.T.                    A1+*           1.80        1/03/02         3,900         3,900,000
York Maine Rev., Stonewall
 Realty Proj., F.R.W.D., Ser.
 99, A.M.T.                          VMIG1          2.15        1/03/02           975           975,000
                                                                                         --------------
                                                                                              4,875,000
----------------------------------------------------------------------------------------
Massachusetts  4.3%
Mass. Muni. Wholesale Elec. Co.
 Pwr. Supp. Sys. Rev., Ser. 2B,
 M.B.I.A.                            NR             6.50        7/01/02         2,000         2,043,792
Mass. St. Dev. Fin. Agcy. Res.
 Rec.                                A1*            1.95        1/02/02         1,600         1,600,000
Mass. St. Hlth. & Edu. Facs.
 Auth. Rev., Partners Hlthcare,
 Ser. B                              NR             3.85        7/01/02         1,000         1,008,351
Mass. St. Ind. Fin. Agcy. Rev.
 Peterson Amer. Corp. Proj.,
 F.R.W.D., A.M.T., Ser. 96           NR             1.95        1/02/02           400           400,000
Mass. St., G.O., F.S.A.,
 F.R.W.D.                            VMIG1          1.81        1/03/02         2,170         2,170,000
                                                                                         --------------
                                                                                              7,222,143
----------------------------------------------------------------------------------------
Michigan  8.4%
Cedar Springs Pub. Sch. Dist.        NR             3.13        8/22/02         1,500         1,505,529
Detroit Swr. Disp. Rev.,
 Merlots, F.G.I.C., F.R.W.D.,
 Ser. I                              VMIG1          1.71        1/02/02         5,000         5,000,000
Michigan St. Job Dev. Auth.
 Rev., Frankenmuth Bavarian
 Inn, Ser. A, F.R.M.D.               NR             2.00        2/19/02         1,100         1,100,000


    See Notes to Financial Statements                                      9

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of December 31, 2001 Cont'd.

                                     Moody's                               Principal
                                     Rating         Interest    Maturity   Amount        Value
Description (a)                      (Unaudited)    Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
Michigan St Bldg. Auth. Rev.,
 A.N.N.O.T. Ser. 516(e)              VMIG1          2.90%       7/11/02    $      995    $      995,000
Walled Lake Consld. Sch. Dist.
 Muni. Trust Ctrs., F.R.W.D.(e)      VMIG1          1.76        1/03/02         5,575         5,575,000
                                                                                         --------------
                                                                                             14,175,529
----------------------------------------------------------------------------------------
Minnesota  2.7%
Bloomington Comm. Dev. Rev.,
 94th Str. Assoc. Proj.,
 F.R.W.D., Ser. 85                   A1+*           1.75        1/04/02         4,585         4,585,000
----------------------------------------------------------------------------------------
Mississippi  1.7%
Mississippi Hsg. Fin. Corp.,
 Sngl. Fam. Mtge., F.R.W.D.,
 Ser. 88                             A1+*           1.81        1/03/02         2,835         2,835,000
----------------------------------------------------------------------------------------
Missouri  1.0%
City of O'Fallon Certs.
 A.M.B.A.C., Ser. 99                 NR             5.75        12/01/02          605           624,046
St. Louis Muni. Fin. Corp.
 Leasehold Rev., A.M.B.A.C.,
 1993 Ser. A                         NR             5.30        7/15/02         1,000         1,012,807
                                                                                         --------------
                                                                                              1,636,853
----------------------------------------------------------------------------------------
Nebraska  0.4%
Nebraska Pub. Pwr Dist. Rev.,
 Ser. 95A                            NR             6.00        1/01/03           650(d)        675,210
----------------------------------------------------------------------------------------
Nevada  0.9%
Clark Cnty. Trans.,
 Improv., Ser. 92A                   NR             6.00        6/01/02         1,500(d)      1,519,429
----------------------------------------------------------------------------------------
New Jersey  3.4%
Jersey City, G.O., B.A.N.            SP1+*          3.00        9/13/02         4,000         4,011,433
Newark, B.A.N.                       NR             3.40        10/01/02        1,650         1,662,660
                                                                                         --------------
                                                                                              5,674,093


    10                                     See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of December 31, 2001 Cont'd.

                                     Moody's                               Principal
                                     Rating         Interest    Maturity   Amount        Value
Description (a)                      (Unaudited)    Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
New Mexico  0.4%
Santa Fe, Rev., St. Vincent
 Hospital, Ser. 85                   NR             7.50%       7/01/02    $      690(d) $      706,935
----------------------------------------------------------------------------------------
Ohio  1.4%
East Lake Ind. Dev. Rev., Astro
 Model Dev. Corp., F.R.W.D.,
 A.M.T., Ser. 96                     NR             1.95        1/03/02         2,355         2,355,000
----------------------------------------------------------------------------------------
Oklahoma  1.1%
Tulsa Pkg. Auth. Rev., Williams
 Ctr. Proj., S.E.M.M.T., Ser.
 87A                                 VMIG1          2.00        5/15/02         1,800         1,800,000
----------------------------------------------------------------------------------------
Rhode Island  2.4%
Rhode Island Hlth. & Edu. Bldg.
 Corp., St. Mary Academy,
 F.R.D.D.                            A1+*           2.00        1/02/02         4,000         4,000,000
----------------------------------------------------------------------------------------
South Carolina  3.0%
South Carolina St Pub. Svc.
 Auth. Rev. Merlots, F.R.W.D.,
 Ser. L                              VMIG1          1.71        1/02/02         5,090         5,090,000
----------------------------------------------------------------------------------------
South Dakota  1.4%
Grant Cnty. Poll. Cntrl. Rev.
 Otter Tail Pwr. Co. Proj.,
 M.B.I.A., F.R.W.D.                  VMIG1          1.90        1/04/02         2,400         2,400,000
----------------------------------------------------------------------------------------
Texas  3.2%
Angelina & Neches River Auth.,
 Teec, Inc. Proj., Ser. 84E,
 F.R.D.D.                            P1             1.95        1/02/02         1,000         1,000,000
Beaumont Pub. Impv. Bd., Ser.
 92                                  NR             6.25        3/01/02         1,000(d)      1,005,058
Brazos River Harbor Nav. Dist.,
 Merey St. Proj., F.R.D.D.,
 A.M.T.                              VMIG1          2.00        1/02/02           400           400,000


    See Notes to Financial Statements                                     11

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of December 31, 2001 Cont'd.

                                     Moody's                               Principal
                                     Rating         Interest    Maturity   Amount        Value
Description (a)                      (Unaudited)    Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
Harris Cnty. Toll Rd. Sr. Lein
 Rev., Ser. 92A                      NR             6.50%       8/15/02    $    1,780(d) $    1,857,738
Mc Kinney Ind. Sch. Dist., Sch.
 Bld. Tax                            NR             4.25        2/15/02         1,200         1,202,098
                                                                                         --------------
                                                                                              5,464,894
----------------------------------------------------------------------------------------
Virginia  0.7%
Richmond Met. Auth. Expwy. Rev.
 Bd. F.G.I.C., Ser. 92A              NR             5.85        7/15/02           850           863,782
Virginia St., G.O., Ser. 97          NR             5.00        6/01/02           250           253,077
                                                                                         --------------
                                                                                              1,116,859
----------------------------------------------------------------------------------------
Washington  6.6%
King Cnty. Dir. Assoc.               PI             zero        3/4/02          7,310         7,289,638
Newman Roaring Fork, A.M.T.
 Ms. Homecorp., Ser. 14,
 S.E.M.M.T.(e)                       VMIG1          2.00        5/30/02           480           480,000
 Durham Co., Ser. 8,
 F.R.W.D.(e)                         A1+*           1.91        1/03/02         1,430         1,430,000
Port Pasco Econ. Dev. Var.
 Douglas Fruit Co. Inc. Proj.
 F.R.W.D., A.M.T., Ser. 96           A1*            1.95        1/03/02         1,735         1,735,000
Port Pasco Ltd. Tax G.O.,
 F.S.A., A.M.T., Ser. A              NR             3.25        8/01/02           125           125,176
                                                                                         --------------
                                                                                             11,059,814
----------------------------------------------------------------------------------------
West Virginia  1.2%
West Virginia Hosp. Fin. Auth.
 Rev. Pooled Ln. Prog.,
 F.R.W.D., Ser. 82                   VMIG1          1.75        1/02/02         1,970         1,970,000
----------------------------------------------------------------------------------------
Wisconsin  9.0%
Cedarburg Sch. Dist. T.R.A.N.        NR             2.75        9/06/02         1,000         1,002,322
Dane Cnty. Ref. Prom. Note,
 G.O., Ser. C                        NR             4.00        5/01/02         2,350         2,354,908
Elmbrook Sch. Dist. G.O.,
 T.R.A.N.                            NR             3.13        8/21/02           800           805,034


    12                                     See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of December 31, 2001 Cont'd.

                                     Moody's                               Principal
                                     Rating         Interest    Maturity   Amount        Value
Description (a)                      (Unaudited)    Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
Madison Prom. Notes,
 G.O., Ser. A                        NR             4.05%       5/01/02    $      400    $      401,026
Milton Ind. Dev. Rev. New
 England Extrusion Proj.,
 F.R.W.D., A.M.T., Ser. 98           A1+*           1.90        1/03/02         2,000         2,000,000
Mukwonago Sch. Dist., G.O.,
 T.R.A.N.                            NR             2.80        9/19/02         1,250         1,251,124
Whitewater Ind. Dev. Rev.,
 Trek Bicycle, F.R.W.D.,
 A.M.T., Ser. 95                     NR             1.85        1/03/02         3,000         3,000,000
Wisconsin St. G.O., F.S.A.,
 F.R.W.D.                            VMIG1          1.81        1/03/02         4,245         4,245,000
                                                                                         --------------
                                                                                             15,059,414
                                                                                         --------------
Total Investments  101.4%
 (cost $170,230,753(c))                                                                     170,230,753
Liabilities in excess of other
 assets  (1.4)%                                                                              (2,301,581)
                                                                                         --------------
Net Assets  100%                                                                         $  167,929,172
                                                                                         --------------
                                                                                         --------------


    See Notes to Financial Statements                                     13

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of December 31, 2001 Cont'd.

(a) The following abbreviations are used in portfolio descriptions:
 A.M.B.A.C.--American Municipal Bond Assurance Corporation.
 A.M.T.--Alternate Minimum Tax
 A.N.N.M.T.--Annual Mandatory Tender
 A.N.N.O.T.--Annual Mandatory Tender(b)
 B.A.N.--Bond Anticipation Notes
 F.G.I.C.--Financial Guaranty Insurance Company
 F.R.D.D.--Floating Rate (Daily) Demand Note(b)
 F.R.M.D.--Floating Rate (Monthly) Demand Note(b)
 F.R.W.D.--Floating Rate (Weekly) Demand Note(b)
 F.S.A.--Financial Security Assurance
 G.O.--General Obligation
 M.B.I.A.--Municipal Bond Insurance Association
 S.E.M.M.T.--Semi-Annual Mandatory Tender
 T.R.A.N.--Tax and Revenue Anticipation Note
(b) For purposes of amortized cost valuation, the maturity date of these instruments is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(d) Prerefunded issues are secured by escrowed cash and direct U.S. government guaranteed obligations.
(e) Private placement restricted as to resale and does not have a readily available market: the aggregate cost of such securities is $8,480,000. The aggregate value of $8,480,000 is approximately 5.0% of net assets.
 * Standard & Poor's Rating.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard and Poor's ratings.

    14                                     See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Statement of Assets and Liabilities

                                                                December 31, 2001
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
   value                                                          $ 170,230,753
Cash                                                                  1,036,741
Receivable for Fund shares sold                                       2,121,769
Interest receivable                                                   1,142,578
Prepaid expenses and other assets                                        35,245
                                                                -----------------
      Total assets                                                  174,567,086
                                                                -----------------
LIABILITIES
Payable for investments purchased                                     1,001,185
Payable for Fund shares reacquired                                    5,371,664
Dividends payable                                                       140,611
Management fee payable                                                   77,876
Accrued expenses                                                         27,109
Distribution fee payable                                                 19,469
                                                                -----------------
      Total liabilities                                               6,637,914
                                                                -----------------
NET ASSETS                                                        $ 167,929,172
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
   Common Stock, $.01 par value                                   $   1,680,246
   Paid-in capital in excess of par                                 166,248,926
                                                                -----------------
Net assets, December 31, 2001                                     $ 167,929,172
                                                                -----------------
                                                                -----------------
Net asset value, offering price and redemption price
   per share ($167,929,172 / 168,024,642 shares)                          $1.00
                                                                -----------------
                                                                -----------------

    See Notes to Financial Statements                                     15

       Prudential Tax-Free Money Fund, Inc.
             Statement of Operations

                                                                      Year
                                                                      Ended
                                                                December 31, 2001
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                        $ 5,567,583
                                                                -----------------
Expenses
   Management fee                                                      914,763
   Distribution fee                                                    228,691
   Transfer agent's fees and expenses                                  121,000
   Legal fees and expenses                                              90,000
   Reports to shareholders                                              81,000
   Custodian's fees and expenses                                        66,000
   Registration fees                                                    46,000
   Audit fee                                                            26,000
   Directors' fees                                                       8,000
   Miscellaneous                                                         5,090
                                                                -----------------
      Total expenses                                                 1,586,544
   Less: custodian fee credit                                             (960)
                                                                -----------------
   Net expenses                                                      1,585,584
                                                                -----------------
Net investment income                                                3,981,999
NET REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                            96,417
                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 4,078,416
                                                                -----------------
                                                                -----------------

    16                                     See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Statement of Changes in Net Assets

                                                    Year Ended December 31,
                                             --------------------------------------
                                                   2001                 2000
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                       $   3,981,999        $   5,969,252
   Net realized gain on investment
      transactions                                    96,417                   --
                                             -----------------    -----------------
   Net increase in net assets resulting
      from operations                              4,078,416            5,969,252
                                             -----------------    -----------------
Dividends and distributions to
shareholders                                      (4,078,416)          (5,969,252)
                                             -----------------    -----------------
Fund share transactions (at $1 per share)
   Proceeds from shares sold(a)                  463,802,391          602,574,421
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                  3,896,427            5,660,329
   Cost of shares reacquired                    (466,295,904)        (621,595,449)
                                             -----------------    -----------------
   Net increase (decrease) in net assets
      from Fund share transactions                 1,402,914          (13,360,699)
                                             -----------------    -----------------
Total increase (decrease)                          1,402,914          (13,360,699)
NET ASSETS
Beginning of year                                166,526,258          179,886,957
                                             -----------------    -----------------
End of year                                    $ 167,929,172        $ 166,526,258
                                             -----------------    -----------------
                                             -----------------    -----------------

------------------------------
(a) For the year ended December 31, 2001, includes shares issued in connection with the acquisition of Connecticut Money Market Series and Massachusetts Money Market Series.

    See Notes to Financial Statements                                     17

       Prudential Tax-Free Money Fund, Inc.
             Notes to Financial Statements

      Prudential Tax-Free Money Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to attain the highest level of current income that is exempt from federal income taxes, consistent with liquidity and preservation of capital. The Fund will invest in short-term tax-exempt debt securities of state and local governments. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      All securities are valued as of 4:15 p.m., New York time.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Dividends: The Fund declares daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

       Prudential Tax-Free Money Fund, Inc.
             Notes to Financial Statements Cont'd.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI' or 'Manager'). Pursuant to a subadvisory agreement between PI and Prudential Investment Management, Inc. ('PIM' or 'Subadviser'), PIM furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, PIM, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund's average daily net assets up to $750 million, .425 of 1% of the next $750 million of average daily net assets and ..375 of 1% of average daily net assets in excess of $1.5 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'). The Fund compensated PIMS for distributing and servicing the Fund's shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Fund's average daily net assets. The distribution fee is accrued daily and payable monthly.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of The Prudential Financial, Inc. ('Prudential').

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent and during the year ended December 31, 2001, the Fund incurred fees of approximately $114,100 for the services of PMFS. As of December 31, 2001, approximately $9,200 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Acquisition of Prudential Municipal Series Fund Connecticut Money Market Series and Prudential Municipal Series Fund Massachusetts Money Market Series
On June 27, 2001, the Fund acquired all the assets of the Prudential Municipal Series Fund Connecticut Money Market Series ('Connecticut Money Market Series') pursuant to a plan of reorganization approved by Connecticut Money Market Series shareholders on June 14, 2001. The acquisition was accomplished by a tax-free exchange of 6,544,440 shares of the Fund (valued at $6,544,440) for shares of Connecticut
                                                                          19

       Prudential Tax-Free Money Fund, Inc.
             Notes to Financial Statements Cont'd.

Money Market Series outstanding on June 27, 2001. Connecticut Money Market Series net assets at that date ($6,544,440) were combined with those of the Fund. The aggregate net assets of the Fund and Connecticut Money Market Series immediately before the acquisition were $177,745,143 and $6,544,440, respectively.

      On July 19, 2001, the Fund acquired all the assets of the Prudential Municipal Series Fund Massachusetts Money Market Series ('Massachusetts Money Market Series') pursuant to a plan of reorganization approved by Massachusetts Money Market Series shareholders on July 9, 2001. The acquisition was accomplished by a tax-free exchange of 6,141,531 shares of the Fund (valued at $6,141,531) for shares of Massachusetts Money Market Series outstanding on July 19, 2001. Massachusetts Money Market Series net assets at that date ($6,141,531) were combined with those of the Fund. The aggregate net assets of the Fund and Massachusetts Money Market Series immediately before the acquisition were $192,198,105 and $6,141,531, respectively.

                                                        ANNUAL REPORT
                                                        DECEMBER 31, 2001
            PRUDENTIAL
            TAX-FREE MONEY FUND, INC.
--------------------------------------------------------------------------------
                                                        FINANCIAL HIGHLIGHTS

       Prudential Tax-Free Money Fund, Inc.
             Financial Highlights

                                                                      Year
                                                                      Ended
                                                                December 31, 2001
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                  $    1.00
Net investment income and realized gains                                 .023
Dividends and distributions to shareholders                             (.023)
                                                                -----------------
Net asset value, end of year                                        $    1.00
                                                                -----------------
                                                                -----------------
TOTAL RETURN(a):                                                         2.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                       $ 167,929
Average net assets (000)                                            $ 182,953
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                                .87%
   Expenses, excluding distribution and service (12b-1)
      fees                                                                .74%
   Net investment income                                                 2.18%


------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

    22                                     See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Financial Highlights Cont'd.

                               Year Ended December 31,
-------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997
-------------------------------------------------------------------------------------
    $   1.00             $   1.00             $   1.00             $   1.00
        .034                 .025                 .028                 .030
       (.034)               (.025)               (.028)               (.030)
----------------     ----------------     ----------------     ----------------
    $   1.00             $   1.00             $   1.00             $   1.00
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
        3.42%                2.56%                2.83%                3.00%
    $166,526             $179,887             $199,165             $329,812
    $176,759             $202,718             $277,839             $339,825
         .80%                 .81%                 .80%                 .78%
         .68%                 .69%                 .68%                 .66%
        3.38%                2.51%                2.80%                2.97%


    See Notes to Financial Statements                                     23

       Prudential Tax-Free Money Fund, Inc.
             Report of Independent Accountants

To the Board of Directors and Shareholders of Prudential Tax-Free Money Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Tax-Free Money Fund, Inc. (the 'Fund') at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 15, 2002

       Prudential Tax-Free Money Fund, Inc.
             Federal Income Tax Information (Unaudited)

      We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end (December 31, 2001) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that in the fiscal year ended December 31, 2001, dividends paid from net investment income of $.023 were all federally tax-exempt interest dividends.

      Information with respect to the state taxability of your investment in the Fund was sent to you under separate cover.
                                                                          25

Prudential Tax-Free Money Fund, Inc.   www.PruFN.com       (800) 225-1852
             Management of the Fund (Unaudited)

      Information pertaining to the Directors of the Fund is set forth below. Directors who are not deemed to be 'interested persons' of the Fund as defined in the Investment Company Act of 1940, as amended (the Investment Company Act or the 1940 Act) are referred to as 'Independent Directors.' Directors who are deemed to be 'interested persons' of the Fund are referred to as 'Interested Directors.' 'Fund Complex' consists of the Fund and any other investment companies managed by Prudential Investments LLC.

       Independent Directors

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       Delayne Dedrick Gold (63)            Director               since 1983
                       Robert E. La Blanc (67)              Director               since 1996
                       Robin B. Smith (62)                  Director               since 1996
                       Stephen Stoneburn (58)               Director               since 1996
                       Nancy H. Teeters (71)                Director               since 1985
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                 Director
                       ------------------------------------------------------------------------------------------
                       Delayne Dedrick Gold (63)        Marketing Consultant.                           89

                       Robert E. La Blanc (67)          President (since 1981) of Robert E.             74
                                                        La Blanc Associates, Inc.
                                                        (telecommunications); formerly
                                                        General Partner at Salomon Brothers
                                                        and Vice-Chairman of Continental
                                                        Telecom. Trustee of Manhattan
                                                        College.

                       Robin B. Smith (62)              Chairman and Chief Executive Officer            69
                                                        (since August 1996) of Publishers
                                                        Clearing House (publishing), formerly
                                                        President and Chief Executive Officer
                                                        (January 1988 - August 1996) of
                                                        Publishers Clearing House.

                       Stephen Stoneburn (58)           President and Chief Executive Officer           74
                                                        (since June 1996) of Quadrant Media
                                                        Corp. (a publishing company);
                                                        formerly President (June 1995 - June
                                                        1996) of Argus Integrated Media,
                                                        Inc.; Senior Vice President and
                                                        Managing Director (January 1993 -
                                                        1995) of Cowles Business Media and
                                                        Senior Vice President of Fairchild
                                                        Publications, Inc. (1975 - 1989).

                       Nancy H. Teeters (71)            Economist; formerly Vice President              72
                                                        and Chief Economist of International
                                                        Business Machines Corporation;
                                                        formerly Director of Inland Steel
                                                        Industries (July 1984-1999); formerly
                                                        Governor of the Federal Reserve
                                                        (September 1978 - June 1984).

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age              by the Director****
                       -------------------------------------------------------------
                       Delayne Dedrick Gold (63)

                       Robert E. La Blanc (67)          Director of Storage
                                                        Technology Corporation
                                                        (since 1979)
                                                        (technology), Titan
                                                        Corporation (electronics,
                                                        since 1995), Salient 3
                                                        Communications, Inc. (since
                                                        1995) (technology) and
                                                        Chartered Semiconductor Ltd.
                                                        (Singapore) (since 1998);
                                                        Director (since 1999) of
                                                        First Financial Fund, Inc.
                                                        and Director (since April
                                                        1999) of The High Yield Plus
                                                        Fund, Inc.

                       Robin B. Smith (62)              Director of BellSouth
                                                        Corporation (since 1992),
                                                        and Kmart Corporation
                                                        (retail) (since 1996).

                       Stephen Stoneburn (58)

                       Nancy H. Teeters (71)

    26                                                                    27

Prudential Tax-Free Money Fund, Inc.   www.PruFN.com       (800) 225-1852
             Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       Clay T. Whitehead (63)               Director               since 1999
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                 Director
                       -------------------------------------------------------------------------------------------
                       Clay T. Whitehead (63)           President (since 1983) of National              91
                                                        Exchange Inc. (new business
                                                        development firm).

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age              by the Director****
                       -----------------------------------------------------------
                       Clay T. Whitehead (63)


       Interested Directors

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       *David R. Odenath, Jr. (44)          President and          since 1999
                                                            Director

                       *Robert F. Gunia (55)                Vice President         since 1996
                                                            and Director
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                 Director
                       ------------------------------------------------------------------------------------------
                       *David R. Odenath, Jr. (44)      President, Chief Executive Officer              115
                                                        and Chief Operating Officer (since
                                                        June 1999) of PI; Senior Vice
                                                        President (since June 1999) of
                                                        Prudential; formerly Senior Vice
                                                        President (August 1993-May 1999) of
                                                        PaineWebber Group, Inc.

                       *Robert F. Gunia (55)            Executive Vice President and Chief              112
                                                        Administrative Officer (since June
                                                        1999) of Prudential Investments LLC
                                                        (PI); Executive Vice President and
                                                        Treasurer (since January 1996) of PI;
                                                        President (since April 1999) of
                                                        Prudential Investment Management
                                                        Services LLC (PIMS); Corporate Vice
                                                        President (since September 1997) of
                                                        The Prudential Insurance Company of
                                                        America (Prudential); formerly Senior
                                                        Vice President (March 1987-May 1999)
                                                        of Prudential Securities Incorporated
                                                        (Prudential Securities); formerly
                                                        Chief Administrative Officer (July
                                                        1989-September 1996), Director
                                                        (January 1989-September 1996) and
                                                        Executive Vice President, Treasurer
                                                        and Chief Financial Officer (June
                                                        1987-December 1996) of Prudential
                                                        Mutual Fund Management, Inc. (PMF).

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age              by the Director****
                       ---------------------------------------------------------------
                       *David R. Odenath, Jr. (44)

                       *Robert F. Gunia (55)            Vice President and Director
                                                        (since May 1989) of The Asia
                                                        Pacific Fund, Inc.; Vice
                                                        President and Director
                                                        (since May 1992) of
                                                        Nicholas-Applegate Fund,
                                                        Inc.

    28                                                                    29

Prudential Tax-Free Money Fund, Inc.   www.PruFN.com       (800) 225-1852
             Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       *Judy A. Rice (54)                   Vice President         since 2000
                                                            and Director
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                 Director
                       -------------------------------------------------------------------------------------------
                       *Judy A. Rice (54)               Executive Vice President (since 1999)           111
                                                        of Prudential Investments; formerly
                                                        various positions to Senior Vice
                                                        President (1992-1999) of Prudential
                                                        Securities; and various positions to
                                                        Managing Director (1975-1992) of
                                                        Salomon Smith Barney; Member of Board
                                                        of Governors of the Money Management
                                                        Institute; Member of the Prudential
                                                        Securities Operating Council and a
                                                        Member of the Board of Directors for
                                                        the National Association for Variable
                                                        Annuities.

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age              by the Director****
                       ------------------------------------------------------------
                       *Judy A. Rice (54)


      Information pertaining to the officers of the Fund is set forth below.
       Officers

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       Grace C. Torres (42)                 Treasurer and          since 1995
                                                            Principal
                                                            Financial and
                                                            Accounting
                                                            Officer

                       Jonathan D. Shain (43)               Secretary              since 2001

                                                                Principal Occupations
                       Name, Address** and Age                   During Past 5 Years
                       ----------------------------------------------------------------------
                       Grace C. Torres (42)             Senior Vice President (since January
                                                        2000) of PI; formerly First Vice
                                                        President (December 1996-January
                                                        2000) of PI and First Vice President
                                                        (March 1993-1999) of Prudential
                                                        Securities.

                       Jonathan D. Shain (43)           Vice President and Corporate Counsel
                                                        (since August 1998) of Prudential;
                                                        formerly Attorney with Fleet Bank,
                                                        N.A. (January 1997 - July 1988) and
                                                        Associate Counsel (August 1994 -
                                                        January 1997) of New York Life
                                                        Insurance Company.

    30                                                                    31

Prudential Tax-Free Money Fund, Inc.   www.PruFN.com       (800) 225-1852
             Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       William V. Healey (48)               Assistant              since 2000
                                                            Secretary

                                                                Principal Occupations
                       Name, Address** and Age                   During Past 5 Years
                       -----------------------------------------------------------------------
                       William V. Healey (48)           Vice President and Associate General
                                                        Counsel (since 1998) of Prudential;
                                                        Executive Vice President, Secretary
                                                        and Chief Legal Officer (since
                                                        February 1999) of Prudential
                                                        Investments LLC; Senior Vice
                                                        President, Chief Legal Officer and
                                                        Secretary (since December 1998) of
                                                        Prudential Investment Management
                                                        Services LLC; Executive Vice
                                                        President, Chief Legal Officer and
                                                        Secretary (since February 1999) of
                                                        Prudential Mutual Fund Services LLC;
                                                        Director (since June 1999) of ICI
                                                        Mutual Insurance Company; prior to
                                                        August 1998, Associate General
                                                        Counsel of the Dreyfus Corporation
                                                        (Dreyfus), a subsidiary of Mellon
                                                        Bank, N.A. (Mellon Bank), and an
                                                        officer and/or director of various
                                                        affiliates of Mellon Bank and
                                                        Dreyfus.


------------------

    * 'Interested' Director, as defined in the Investment Company Act, by reason of affiliation with the Manager, the Subadviser or the Distributor.
   ** Unless otherwise noted, the address of the Directors and Officers is c/o:
      Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, 9th Floor,
      Newark, New Jersey 07102-4077.
  *** There is no set term of office for Directors and Officers. The Independent
      Directors have adopted a retirement policy, which calls for the retirement of
      Directors on December 31 of the year in which they reach the age of 75. The table shows the number of years for which they have served as Director or Officer.
 **** This column includes only directorships of companies required to report to the
      SEC under the Securities and Exchange Act of 1934 (i.e., 'public companies') or other investment companies registered under the Act.

Additional information about the Fund's Directors is included in the Fund's Statement of Additional Information which is available without charge, upon request, by calling (800) 225-1852 or (732) 482-7555 (Calling from outside the U.S.)
    32                                                                    33

Prudential Tax-Free Money Fund, Inc.

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS

Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
     Prudential Stock Index Fund
Prudential Tax-Managed Funds
     Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
     Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
     Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
     Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
     Prudential Financial Services Fund
     Prudential Health Sciences Fund
     Prudential Technology Fund
     Prudential Utility Fund


Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
     Prudential Global Growth Fund
     Prudential International Value Fund
     Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
     Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
     Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
     California Series
     California Income Series
Prudential Municipal Bond Fund
     High Income Series
     Insured Series
                                       www.PruFN.com       (800) 225-1852


Prudential Municipal Series Fund
     Florida Series
     New Jersey Series
     New York Series
     Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
     Liquid Assets Fund
     National Money Market Fund
Prudential Government Securities Trust
     Money Market Series
     U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
     Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
     California Money Market Series
Prudential Municipal Series Fund
     New Jersey Money Market Series
     New York Money Market Series

Tax-Free Money Market Funds
Command Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
COMMAND Government Fund
COMMAND Money Fund
Special Money Market Fund, Inc.*
     Money Market Series


STRATEGIC PARTNERS
MUTUAL FUNDS**

Strategic Partners Asset Allocation Funds
   Strategic Partners Conservative Growth Fund
   Strategic Partners Moderate Growth Fund
   Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
   Strategic Partners
      Large Capitalization Growth Fund
   Strategic Partners
      Large Capitalization Value Fund
   Strategic Partners
      Small Capitalization Growth Fund
   Strategic Partners
      Small Capitalization Value Fund
   Strategic Partners
      International Equity Fund
   Strategic Partners
      Total Return Bond Fund

Strategic Partners Opportunity Funds
   Strategic Partners Focused Growth Fund
   Strategic Partners New Era Growth Fund
   Strategic Partners Focused Value Fund

Special Money Market Fund, Inc.*
     Money Market Series


* This Fund is not a direct purchase money fund and is only an exchangeable money fund.
** Not exchangeable with the Prudential mutual funds.

Prudential Tax-Free Money Fund, Inc.

Getting the Most from Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this--they don't read annual and semiannual reports. It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

WE THINK THAT'S A MISTAKE
At Prudential, we've made some changes to our mutual funds report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

PERFORMANCE AT A GLANCE
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in the returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. Please keep in mind that past performance is not indicative of future results.

                                       www.PruFN.com       (800) 225-1852

INVESTMENT ADVISER'S REPORT
The portfolio manager, who invests your money for you, reports on successful--and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

PORTFOLIO OF INVESTMENTS
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the "Investment Adviser's Report" section that doesn't appear in this listing, because it was sold before the close of the reporting period.

STATEMENT OF ASSETS AND LIABILITIES
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution--but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

STATEMENT OF OPERATIONS
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here-- both realized and unrealized.

Prudential Tax-Free Money Fund, Inc.

Getting the Most from Your Prudential Mutual Fund

STATEMENT OF CHANGES IN NET ASSETS
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

NOTES TO FINANCIAL STATEMENTS
This is the kind of technical material that can intimidate readers, but it does contain useful information. The notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential mutual funds prices securities. The notes also explain who manages and distributes the Fund's shares and, more important, how much they are paid for doing so. Finally, the notes explain how many shares are outstanding and the number issued and redeemed over the period.

FINANCIAL HIGHLIGHTS
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

INDEPENDENT ACCOUNTANT'S REPORT
Once a year, an independent accountant looks over our books and certifies that the financial statements are fairly presented in accordance with generally accepted accounting principles.

TAX INFORMATION
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

                                       www.PruFN.com       (800) 225-1852

PERFORMANCE COMPARISON
These charts are included in the annual report and are required by the Securities Exchange Commission. Performance is presented here as the return on a hypothetical $10,000 investment in the Fund since its inception or for 10 years
(whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors cannot invest directly in an index.

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's website at:
www.PruFN.com

DIRECTORS
Delayne Dedrick Gold
Robert F. Gunia
Robert E. La Blanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

OFFICERS
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
William V. Healey, Assistant Secretary

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

DISTRIBUTOR
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.

CUSIP Number     74436P103
MF103E           IFS-A068658